Loan Servicing (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2014
Transfers and Servicing [Abstract]
FHA-insured mortgage loan charge			$ 85
Payment for settlement of FHA matter	$ 83
Separate recoveries on FHA matter	71
Net benefit related to FHA matter	$ 73
Adjustment to indemnification reserves for mortgage loans sold			$ 33
Release of mortgage repurchase reserves		$ 31